Subsequent Events - Additional Information (Details) $ in Thousands				9 Months Ended		12 Months Ended
	Oct. 06, 2021 USD ($)	Oct. 01, 2021 USD ($) shares	Mar. 21, 2021 shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Net proceeds from private placement				$ 217,896	$ 83,228	$ 83,228	$ 47,467
Subsequent Event | Senior Secured Notes Due 2026
Subsequent Event [Line Items]
Debt instrument, interest rate	8.00%
Gross proceeds from private placement	$ 350,000
Net proceeds from private placement	$ 342,600
Notes issued, percentage of face value	100.00%
Redemption description	The Notes will mature on October 6, 2026 and may be redeemed in whole or in part, at any time from time to time, on or after October 6, 2023 at the application redemption price set forth in the Indenture
Debt instrument, frequency of payment	payable semi-annually in equal installments until the maturity date
Debt instrument, maturity date	Oct. 06, 2026
Subsequent Event | Super Voting Shares [Member]
Subsequent Event [Line Items]
Conversion of Outstanding Super Voting Shares into Multiple voting shares, Shares | shares			551,614
Subsequent Event | Multiple Voting Shares [Member]
Subsequent Event [Line Items]
Conversion of Outstanding Super Voting Shares into Multiple voting shares, Shares | shares			551,614
Subsequent Event | Harvest Health & Recreation, Inc | Arrangement Agreement
Subsequent Event [Line Items]
Aggregate number of shares issued | shares		50,874,175
Shares issued for acquisition		$ 1,400,000
Subsequent Event | Harvest Health & Recreation, Inc | Arrangement Agreement | Subordinate Voting Shares
Subsequent Event [Line Items]
Business acquisition shares exchange ratio		0.1170